Supplement To The

Fidelity® International Small Cap Opportunities Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2005

The following information replaces similar information found in the "Management Contract" section on page 32.

Computing the Performance Adjustment. The basic fee for International Small Cap Opportunities is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of the MSCI EAFE Small Cap Index for International Small Cap Opportunities. The performance period for International Small Cap Opportunities commenced on September 1, 2005. Starting with the twelfth month, the performance adjustment takes effect. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period includes 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months.

ILSB-06-01 May 22, 2006
1.831647.100

Supplement To The

Fidelity Advisor
International Small Cap Opportunities Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® International Small Cap Opportunities Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2005

The following information replaces similar information found in the "Management Contract" section on page 32.

Computing the Performance Adjustment. The basic fee for the fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of the MSCI EAFE Small Cap Index for the fund. The performance period for the fund commenced on September 1, 2005. Starting with the twelfth month, the performance adjustment takes effect. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period includes 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months.

AILS/AILSIB-06-01 May 22, 2006
1.831648.100